UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549


	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
	The AllianceBernstein Portfolios
	1345 Avenue of the Americas
	New York, New York  10105

2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]
AllianceBernstein Tax-Managed Wealth Appreciation Strategy
(Class A, Class B, Class C and Advisor Class shares)

AllianceBernstein Tax-Managed Balanced Wealth Strategy
(Class A, Class B, Class C and Advisor Class shares)

AllianceBernstein Tax-Managed Wealth Preservation Strategy
(Class A, Class B, Class C and Advisor Class shares)

AllianceBernstein Wealth Appreciation Strategy
(Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class
 I shares)

AllianceBernstein Balanced Wealth Strategy
(Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class
 I shares)

AllianceBernstein Wealth Preservation Strategy
(Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class
 I shares)



3. Investment Company Act File Number:  811-05088

    Securities Act File Number:  33-12988


4(a). Last day of fiscal year for which this Form is filed:  August 31,
 2009


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
fiscal year). (See Instruction A.2)  [__]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [__]



5.  Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	Pursuant to section 24(f):
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$598,890,074

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
$59,040,180

	AllianceBernstein Tax-Managed Wealth Preservation Strategy
	$32,930,563

	AllianceBernstein Wealth Appreciation Strategy	$478,138,412

	AllianceBernstein Balanced Wealth Strategy	$476,811,091

	AllianceBernstein Wealth Preservation Strategy	$221,817,219
			$1,867,627,539

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$502,427,721

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
$93,569,434

	AllianceBernstein Tax-Managed Wealth Preservation Strategy
	$48,050,362

	AllianceBernstein Wealth Appreciation Strategy	$467,885,706

	AllianceBernstein Balanced Wealth Strategy	$729,078,307

	AllianceBernstein Wealth Preservation Strategy	$330,060,685
			$2,171,072,215

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending
	no earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$0

	AllianceBernstein Tax-Managed Balanced Wealth Strategy	$0

	AllianceBernstein Tax-Managed Wealth Preservation Strategy
	$0

	AllianceBernstein Wealth Appreciation Strategy	$0

	AllianceBernstein Balanced Wealth Strategy	$0

	AllianceBernstein Wealth Preservation Strategy	$0
			$0

(iv)	Total available redemption credits [add Item 5(ii) and 5(iii)]:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$502,427,721

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
$93,569,434

	AllianceBernstein Tax-Managed Wealth Preservation Strategy
	$48,050,362

	AllianceBernstein Wealth Appreciation Strategy	$467,885,706

	AllianceBernstein Balanced Wealth Strategy	$729,078,307

	AllianceBernstein Wealth Preservation Strategy	$330,060,685
			$2,171,072,215

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$0

	AllianceBernstein Tax-Managed Balanced Wealth Strategy	$0

	AllianceBernstein Tax-Managed Wealth Preservation Strategy
	$0

	AllianceBernstein Wealth Appreciation Strategy	$0

	AllianceBernstein Balanced Wealth Strategy	$0

	AllianceBernstein Wealth Preservation Strategy	$0
			$0



(vi)	Redemption credits available for use in future years- if Item
 5(i) is less than Item 5(iv) [subtract
	Item 5(iv) from Item 5(i)]:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$(96,462,353)

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
	$34,529,254

	AllianceBernstein Tax-Managed Wealth Preservation Strategy
	$15,119,799

	AllianceBernstein Wealth Appreciation Strategy	$(10,252,706)

	AllianceBernstein Balanced Wealth Strategy	$252,267,216

	AllianceBernstein Wealth Preservation Strategy	$108,243,466
			$303,444,676

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	x	$0.00005580

(viii)	Registration fee due [multiply Item 5(v) by Item
	 5(vii)] (enter O if no fee is due):	=	$0


6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: N/A.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.



7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year
 (see Instruction D):
		+	$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		=	$0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

Method of Delivery:
[  ]	Wire Transfer
[  ]	Mail or other means





	SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacities
and on the dates indicated.

By (Signature and Title.)*
                                  /s/ Phyllis Clarke

               Phyllis Clarke

   Controller


Date - November 18, 2009



*Please print the name and title of the signing officer below the signature.